Share-based payments - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2021 $ / shares	Nov. 18, 2020 employee	Jan. 01, 2019 employee	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2022	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 Options
Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee who were granted options | employee			1
Number of non-employee who were granted options | employee			1
Contractual term					10 years
Strike price, US$ | $ / shares	$ 0.00
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee who were granted options | employee		1
Contractual term						2 years
Number of sub-options | Options							3
Strike price, US$ | $ / shares				$ 0.00		$ 10.00
Derecognation of liability | $				$ 200		$ 200
Recognition of the equity-settled Share-based Payment | $				144		144
Recognition in Equity' | $				$ 56		$ 56